Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

		2023		2022		2021
	Total £m	Group’s share £m	Total £m	Group's share £m	Total £m	Group's share £m
Revenue	9,412	2,630	9,486	2,675	7,668	2,164
Profit from operations	2,596	783	1,971	622	1,911	567
Net finance income	15	4	21	4	13	2
Profit on ordinary activities before taxation	2,611	787	1,992	626	1,924	569
Taxation on ordinary activities	(664)	(194)	(595)	(176)	(499)	(147)
Profit on ordinary activities after taxation	1,947	593	1,397	450	1,425	422
Non-controlling interests	(28)	(8)	(27)	(8)	(22)	(7)
Post-tax results of associates and joint ventures	1,919	585	1,370	442	1,403	415

Summary of Group's Share of the Result of Associates and Joint Ventures	The Group’s share of the results of associates and joint ventures is shown in the table below.

	2023	2022	2021
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	585	442	415
Other comprehensive income:
Items that may be reclassified to profit and loss	(107)	6	(17)
Items that will not be reclassified to profit and loss	(5)	19	14
Total comprehensive income	473	467	412

Summary of Financial Information of the Group's Associates and Joint Ventures	Summarised financial information of the Group’s associates and joint ventures is shown below.

			2023
	ITC £m	Others £m	Total £m
Revenue	6,805	2,607	9,412
Profit on ordinary activities before taxation	2,813	(202)	2,611
Post-tax results of associates and joint ventures	2,121	(202)	1,919
Other comprehensive income	(368)	(20)	(388)
Total comprehensive income	1,753	(222)	1,531

			2022
	ITC £m	Others £m	Total £m
Revenue	7,126	2,360	9,486
Profit on ordinary activities before taxation	2,395	(403)	1,992
Post-tax results of associates and joint ventures	1,761	(391)	1,370
Other comprehensive income	56	32	88
Total comprehensive income	1,817	(359)	1,458

			2021
	ITC £m	Others £m	Total £m
Revenue	5,312	2,356	7,668
Profit on ordinary activities before taxation	1,931	(7)	1,924
Post-tax results of associates and joint ventures	1,427	(24)	1,403
Other comprehensive income	(11)	—	(11)
Total comprehensive income	1,416	(24)	1,392